Financial risk management	12 Months Ended
Dec. 31, 2020
Financial risk management
Financial risk management

27. Financial risk management

The Company and its subsidiaries are exposed to the following risks from the use of financial instruments:

•	Credit risk
•	Liquidity risk
•	Market risk
•	Operating risk

27.1. Credit risk

Credit risk is the possibility of financial loss of the Company and its subsidiaries if a client or a counterpart of a financial instrument fails to fulfill its contractual obligations arising mainly from trade accounts receivable and investments of its subsidiaries.

The exposure of the Company and its subsidiaries to credit risk is influenced, mainly, by the individual characteristics of each client. The Company and its subsidiaries established a credit policy whereby every new client has its credit capacity individually analyzed prior to the standard payment terms and conditions.

The Company and its subsidiaries have a very diversified client portfolio with low concentration level, and major client represents only 2,2% of recurring revenue.

The subsidiaries establish an estimated provision for losses that represents its estimate of losses incurred in relation to trade accounts receivable (See Note 7). The main component of this allowance is specific and related to significant individual risks.

On December 31, 2020, maximum exposure related to cash and cash equivalents, financial assets and accounts receivable.

	12/31/2020	12/31/2019
Cash and cash equivalents (note 5)	45,562	75,898
Financial assets (Note 6)	587,245	904,362
Trade accounts receivable (Note 7)	493,317	288,111
	1,126,124	1,268,371

27.2. Liquidity risk

Liquidity risk is the risk of the Company and its subsidiaries encountering difficulties in performing the obligations associated with its financial liabilities that are settled with cash payments or with another financial asset. The approach of the Company and its subsidiaries in liquidity management is to guarantee, as much as possible, that will always have sufficient liquidity to perform their obligations upon maturity, under normal and stress conditions, without causing unacceptable losses or with a risk of sullying the reputation of the Company and its subsidiaries.

The table below shows the maturity of financial liabilities contracted in details:

Operation	Up to 1 year	Up to 2 years	3-5 years	> 5 years	Total
Suppliers	49,678	—	—	—	49,678
Loans and financing (Note 14)	69,775	—	116,762	109,437	295,974
Lease payable (Note 15)	29,382	—	54,295	47,673	131,350
Accounts payable for the acquisition of subsidiaries - Earn Outs (Note 17)	41,810	17,738	4,997	—	64,545
Accounts payable for the acquisition of subsidiaries – retained installments (Note 17)	14,740	16,133	10,579	—	41,452
Accounts payable for the acquisition of subsidiaries – Other (Note 17)	1,449	548	—	—	1,997
Other liabilities (Note 20)	270,100	3,755	4,392	—	278,247
	476,934	38,174	191,025	157,110	863,243

As amounts included in this table are non-discounted cash flows, they will not be reconciled to the amounts disclosed in the balance sheet for lease payable and accounts payable for acquisition of subsidiaries.

Typically, the Company and its subsidiaries ensure that they have sufficient cash at sight to cover expected operating expenses, including the compliance with financial obligations; this excludes the potential impact of extreme situations that cannot be reasonably foreseen, such as natural disasters.

27.3. Market risk

Interest rate and inflation risk: Interest rate risk derives from debt portion indexed to TJLP, TLP, IPCA, IGPM, CDI and LIBOR and from financial assets in CDI that may adversely affect financial revenues or expenses in case an unfavorable movement occurs in interest and inflation rates. This risk exposure as shown in the sensitivity analysis provided below.

27.4. Operating risk

Operating risk is the risk of direct or indirect losses arising from different causes related to the processes, personnel, technology and infrastructure of the Company and its subsidiaries, and external factors, except credit, market and liquidity risks, as those arising from legal and regulatory requirements and from generally accepted corporate behavior standards. The objective of the Company and its subsidiaries is to manage the operating risk and the service quality risk in order to avoid sustaining financial losses and harming the reputation of the Company and its subsidiaries.

27.5. Capital management

The policy of the Executive Board is to maintain a solid capital base to maintain the confidence of investors, creditors and market and the future development of the business. The Executive Board monitors returns on capital, which the Company defines as income (loss) from operating activities divided by total shareholders' equity. Executive Board also monitors the level of dividends to its shareholders.

27.6. Financial instruments’ analysis

There is a comparison below, by class of book and fair value of financial instruments of the Company and its subsidiaries.

	Book value	Fair value	Book value	Fair value
	12/31/2020	12/31/2020	12/31/2019	12/31/2019
Financial assets
Cash and cash equivalents (note 5)	45,562	45,562	75,898	75,898
Financial assets (Note 6)	587,245	587,245	904,362	904,362
Trade accounts receivable (Note 7)	493,317	493,317	288,111	288,111
Other assets (Note 10)	74,615	74,615	48,847	48,847
Total	1,200,739	1,200,739	1,317,218	1,317,218

Financial liabilities
Suppliers	49,678	49,678	24,007	24,007
Loans and financing (Note 14)	295,974	295,974	209,773	209,773
Lease payable (Note 15)	106,179	106,179	126,082	126,082
Accounts payable for the acquisition of subsidiaries (Note 17)	100,786	100,786	83,069	83,069
Other liabilities (Note 20)	278,247	278,247	94,854	94,854
Total	830,864	830,864	537,785	537,785

Amounts of these instruments recognized in the balance sheet do not significantly differ from their fair values.

•	Trade accounts receivable and suppliers approximate their respective book value mostly due to the short-term maturity of these instruments.
•	Loans and financing, leases and accounts payable due to acquisitions are contractually restated and represent the balance to be paid on the date of settlement of the contractual obligations.

Financial instruments per category:

	12/31/2020		12/31/2019
	Fair value		Fair value
	through profit	Amortized	through profit	Amortized
	or loss	cost	or loss	cost
Financial assets
Cash and cash equivalents (note 5)	10,397	35,165	7,924	67,974
Financial assets (Note 6)	587,245	—	904,362	—
Trade accounts receivable (Note 7)	—	493,317	—	288,111
Other receivables (Note 10)	—	74,615	—	48,847
	597,642	603,097	912,286	404,932
Financial liabilities
Suppliers	—	49,678	—	24,007
Loans and financing (Note 14)	—	295,974	—	210,182
Lease payable (Note 15)	—	106,179	—	126,082
Accounts payable for the acquisition of subsidiaries (Note 17)	100,786	—	83,069	—
Other liabilities (Note 20)	—	278,247	—	94,445
	100,786	730,078	83,069	454,716

27.7. Fair value hierarchy

The table below shows the hierarchy of fair value measurement of assets and liabilities of the Company and its subsidiaries.

Quantitative disclosures of fair value hierarchy as of December 31, 2020:

		Prices quoted in	Significant	Significant non-
		active markets	observable data	observable data
	Total	(Level 1)	(Level 2)	(Level 3)
Assets measured at fair value
Financial assets at fair value
Financial assets (Note 6)	587,245	—	587,245	—

Liabilities measured at fair value
Financial liabilities at fair value
Loans and financing (Note 14)	295,974	—	295,974	—
Lease payable (Note 15)	106,179	—	106,179	—
Accounts payable for the acquisition of subsidiaries (Note 17)	100,786	—	40,866	59,920

Items measured at fair value on a recurring basis – The Company’s liabilities related to business combinations are measured at fair value with Level 3 inputs. The Company determines the earn-out fair value and any subsequent changes in fair value using a discount approach based on the weighted probability. The fair value of earn-out is assessed considering payments that the Company expects to make based on historical internal observations.

The Company and its subsidiaries use proper valuation techniques with the help of sufficient data to measure the fair value, maximizing the use of relevant observable data and minimizing the use of unobservable data.

There were no transfers between measurement levels in the fair value hierarchy for the year ended December 31, 2019 for these assets.

27.8. Sensitivity analysis for financial assets and liabilities

Main risks related to the transactions of the Company and its subsidiaries are linked to TJLP, TLP, CDI, IPCA, IGPM, IPC, SELIC and LIBOR change for BNDES financing and accounts payable due to acquisition of companies, and to CDI for financial assets.

The investments with CDI are recorded at market value, according to quotations announced by the respective financial institutions and the others mainly refer to bank deposit certificates. Therefore, the recorded value of these securities does not differ from the market value.

In order to check the sensitivity of the indexer of financial investments to which the Company and its subsidiaries were exposed to at December 31, 2020, we defined three scenarios for the risk of decrease in CDI. The December 2020 index, which was 1.90%  (4.40% as of December 31, 2019), was defined as probable scenario; based thereon, 25% and 50% scenarios were defined.

Operation			Scenario I
	Balance at 12/31/2020	Risk	(probable)	Scenario II	Scenario III
Financial assets	587,245	CDI decr.	1.90%	1.43%	0.95%
Financial revenue			11,158	8,398	5,579

In order to analyze sensitivity of debt indexes, to which the Company and its subsidiaries were exposed at December 31, 2020, three different scenarios were defined for the risk of increase in such indexes. This was based on TJLP, TLP, IPCA, IPC, IGPM, CDI, SELIC and LIBOR amounts in effect at December 31, 2020, available at CETIP, IBGE, Central Bank of Brazil, FGV, among others. Accordingly, a probable scenario was defined for 2019, based on which, 25% and 50% differences were calculated.

For each scenario the Company calculated the gross financial expense, not taking into account the taxes levied and the flow of maturities for each contract scheduled for 2020. The base date used for financing was December 31, 2020, projecting indices for one year and verifying their sensitivity in each scenario.

	Balance at		Scenario I
Operation	12/31/2020	Risk	(probable)	Scenario II	Scenario III
Financings – BNDES	295,974	TJLP incr.	13,467	16,841	20,215
Rate subject to change			4.55%	5.69%	6.83%

Acquisition of companies	10,162	IGPM incr.	2,351	2,940	3,527
Rate subject to change			23.14%	28.93%	34.71%

Acquisition of companies	944	CDI incr.	18	22	27
Rate subject to change			1.90%	2.38%	2.85%

Acquisition of companies	21,441	IPCA incr.	969	1,211	1,454
Rate subject to change			4.52%	5.65%	6.78%

Acquisition of companies	10,325	R$decr.	537	671	805
Rate subject to change			5.20%	6.50%	7.80%